OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Securities - FVTPL	$1,760	$1,612
Derivative assets	142	72
Securities - FVTOCI	114	86
Restricted cash	350	241
Inventory(1)	787	877
Other	332	289
Total other non-current assets	$3,485	$3,177
(1)Includes right-of-use inventory assets of $33 million (December 31, 2020 - $33 million)